Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Discovery Large Cap Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Global Strategic Income Fund, Invesco V.I. Government Money Market Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Health Care Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Main Street Fund, Invesco V.I. Main Street Mid Cap Fund, Invesco V.I. Main Street Small Cap Fund, Invesco V.I. S&P 500 Buffer Fund – December, Invesco V.I. S&P 500 Buffer Fund – June, Invesco V.I. S&P 500 Buffer Fund – March, Invesco V.I. S&P 500 Buffer Fund – September, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund and Invesco V.I. U.S Government Money Portfolio

In planning and performing our audits of the financial statements of the funds listed in Appendix A (constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), hereafter collectively referred to as the “Funds”) as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002 T: (713) 356 4000

www.pwc.com

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Houston, Texas
February 13, 2026

Appendix A

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund*

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Discovery Large Cap Fund

Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. EQV International Equity Fund

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Fund

Invesco V.I. Global Real Estate Fund

Invesco V.I. Global Strategic Income Fund*

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Invesco V.I. Main Street Fund

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Main Street Small Cap Fund

Invesco V.I. S&P 500 Buffer Fund – December

Invesco V.I. S&P 500 Buffer Fund – June

Invesco V.I. S&P 500 Buffer Fund – March

Invesco V.I. S&P 500 Buffer Fund – September

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Invesco V.I. U.S. Government Money Portfolio

*	Consolidated financial statements

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